Obligations Under Finance Leases (Tables)	12 Months Ended
Dec. 31, 2021
Lessee Disclosure [Abstract]
Summary of finance lease, liability, fiscal year maturity
The total future minimum lease payments under finance leases and hire purchase contracts are as follows:

	2021	2020
	£	£
Not later than 1 year	130,009	260,018
Later than 1 year and not later than 5 years	—	130,009

	130,009	390,027
Less: future finance charges	(2,835)	(22,517)

Present value of minimum lease payments	127,174	367,510